Major Customer And Geographic Information (Schedule Of Revenue By Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 3,377,825	$ 3,260,219	$ 3,107,581
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	763,963	640,763	497,559
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	827,608	825,665	838,893
Israel
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	741,873	709,562	616,611
Latin America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	193,369	212,773	325,371
Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	670,490	801,639	800,333
Other Areas
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 180,522	$ 69,817	$ 28,814